UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________________ to________________

Date of Report (Date of earliest event reported) ________________________________

Commission File Number of securitizer: ________________________________

Central Index Key Number of securitizer: _______________________________

________________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001784318

LendingPoint 2019-1 Asset Securitization Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): N/A

Central Index Key Number of underwriter (if applicable): Not applicable

Thomas Burnside, (888) 969-0959

Name and telephone number, including area code, of the person to contact in connection with this filing

EXPLANATORY NOTE

This Form ABS-15G/A amends the Form ABS-15G filed by LendingPoint 2018-1 Funding Trust on August 2, 2019 (the “Original Filing”) and is being filed solely to replace in its entirety the report attached to the Original Filing as Exhibit 99.1.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G.  Please see the Exhibit Index for the related information.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: August 14, 2019

LendingPoint 2018-1 Funding Trust, as Depositor By: LendingPoint LLC, as Administrator of LendingPoint 2018-1 Funding Trust

By:	/s/ Thomas Burnside
	Name:	Thomas Burnside
	Title:	Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Consultant Report of CBIZ MHM, LLC, dated August 9, 2019

3